Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. accounting principles generally accepted in the United States of America (“U.S. GAAP”) for consolidated financial information and with the instructions to Form 20-F and Article 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”), unless otherwise stated.

A summary of the significant accounting policies applied in the preparation of these consolidated financial statements is presented below, only for the categories and headings now applicable and that might be applicable in the future based on the Company’s business. These policies have been consistently applied, unless otherwise stated.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the financial statements and the disclosures made in the accompanying notes. Estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses and related milestone payments, share-based compensation expense, valuation of Research & Development (R&D) tax credits, the valuation of equity and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recorded in the period in which they become known. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents, which amounts may at times exceed federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk. In the consolidated cash flow statements, cash and cash equivalents include: cash on hand, deposits held with banks, and other short-term highly liquid investments. In the consolidated balance sheets, bank overdrafts, if any, are shown in current liabilities. Cash and cash equivalents are detailed as follows:

	At December 31,
	2022	2021
	(in Euros)
Cash in bank	€29,790,838	€37,236,089
Cash in hand & prepaid cards	4,018	4,073
Total	€29,794,856	€37,240,162

Net loss and comprehensive loss

Net loss and comprehensive loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. ASC 220 Comprehensive Income requires that an entity records all components of comprehensive (loss) income, net of their related tax effects, in its financial statements in the period in which they are recognized. For the years ended December 31, 2022, 2021 and 2020, the comprehensive loss was equal to net loss.

Net loss per share

Net loss per share

Net loss per share (“EPS”) is computed in accordance with US GAAP. Basic EPS is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted EPS reflects potential dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period increased by the number of additional common shares that would have been outstanding if all potential common shares had been issued and were dilutive. Historical EPS or QPS (quota per share) has not been included in prior year financial statements because the Company determined it is not a meaningful or material disclosure due to the Company’s capital structure at the time. Net loss per share has not been presented at December 31, 2020, since the Company was an S.r.l. at the time, and maintained classes of quota (similar to membership interests in a limited liability company in the United States) rather than shares, which it now has post-conversion to an S.p.A., (similar to a C-corporation in the United States). The quotas represented percentage ownership in the Company and not actual shares. The Company did not believe that representing net loss per quota was a meaningful measurement.

The EPS calculation was applied, after the increase in capital to €50,000 required to be an S.p.A. by Italian law. The Company’s shareholders authorized 59.7 million ordinary common shares. The Company has 18,216,858 common shares issued and outstanding at December 31, 2022 with 2.7 million common shares reserved for the Company’s Equity Incentive Plan 2021–2025. At December 31, 2022 the Company has 237,129 outstanding options and 23,502 common share equivalents, in the form of underwriters’ common share warrants. Diluted EPS was not relevant at December 31, 2022 as the effect of stock option and underwriters’ warrants.

Diluted EPS was not relevant at December 31, 2022 and 2021, as the effect of common share equivalents, in the form of 237,129 stock options and of 23,502 underwriters’ common share warrants, would have been anti-dilutive. (See Note 12. Quotaholders’ and shareholders’ equity and Note 13. Share-based compensation.)

Foreign currency translation

Foreign currency translation

The reporting and functional currency of the Company is Euros. All amounts are presented in Euros unless otherwise stated. All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest Euro unless otherwise stated. Foreign currency transactions, if any, are translated into Euros using the exchange rates prevailing at the date(s) of the transaction(s) or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of operations. For financial reporting purposes, the assets and liabilities of the US Subsidiary are translated into EUR using exchange rates in effect at the balance sheet date. The net loss of the US Subsidiary is translated into EUR using average exchange rates in effect during the reporting period. The resulting currency translation impact is recorded in Shareholders’ equity as a cumulative translation adjustment. For 2022, the currency translation impact was approximately €59,000. During the period ended December 31, 2022 foreign exchange gains and losses were significant due to the fluctuation of the USD/EUR exchange rate.

The net exchange gain was approximately €2.3 million for the year ended December 31, 2022 and was related mainly to: i) approximately €1.6 million in net exchange rate gains realized on the conversion of $12.0 million of IPO proceeds obtained in December 2021 to Euros; ii) approximately €0.4 million in net exchange rate gain realized on US$ trade payables; iii) approximately €0.3 million in exchange loss unrealized on US$ time deposits; and, iv) approximately €0.7 million in unrealized exchange gain on US$ bank deposits.

During the period ended December 31, 2021, foreign exchange gains and losses were a loss of €6,707, net, which was considered immaterial. The amount was low compared to 2022, mainly due to maintaining our cash and cash equivalents in Euros in 2021 with minimal activity in our US subsidiary.

Emerging growth company status

Emerging growth company status

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, or JOBS Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an “emerging growth company.” Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, because of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its initial public offering (“IPO”) or such earlier time that it is no longer an “emerging growth company.”

Fair value measurements

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

● Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values of the Company’s research and development tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€29,794,856	€29,794,856	€-	€-
Total financial assets	€29,794,856	€29,794,856	€-	€-

	December 31, 2021
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€37,240,162	€37,240,162	€-	€-
Total financial assets	€37,240,162	€37,240,162	€-	€-

Segment information

Segment information

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manages its business in one operating segment, which is the research and development in the pharmaceutical sector with a focus on developing novel therapeutics to treat cancer.

Tax credit on investments in research and development

Tax credit on investments in research and development

In line with the legislation in force at December 31, 2022, companies in Italy that invest in eligible research and development activities, regardless of the legal form and economic sector in which they operate, can benefit from a tax credit which can be used in order to reduce most taxes payable, including income tax or regional tax on productive activities, as well as social security contributions and payroll withholding taxes. For eligible R&D activities, the tax credit was equal to 20% in FY 2022 and FY 2021 of the eligible costs incurred, with a maximum annual amount of €4.0 million in FY 2022 and FY 2021.

The eligible activities consist of fundamental research, industrial research, and experimental development as defined respectively of the letters m), q) and j) of point 15, par. 1.3 of the Communication no. 198/2014 of the European Commission.

To determine the cost basis of the benefit, the following expenses are eligible:

● Personnel costs;

● Depreciation charges, costs of the financial or simple lease and other expenses related to movable tangible assets and software used in research and development projects;

● Expenses for extra-euro research contracts concerning the direct execution of eligible research and development activities by the provider;

● Depreciation charges;

● Expenses for consulting services and equivalent services related to eligible research and development activities; and,

● Expenses for materials, supplies, and other similar products used in research and development projects.

The Company, by analogy, accounts for this receivable in accordance with International Accounting Standards (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance. The receivable is recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions; and, (2) the grant will be received. The Company has elected to present it net of the related expenditure on the consolidated statements of operations and comprehensive loss.

While these tax credits can be carried forward indefinitely, the Company recognized an amount which reflects management’s best estimate of the amount that is reasonably assured to be realized or utilized in the foreseeable future based on historical benefits realized, adjusted for expected changes, as applicable. The tax credits are recorded as an offset to research and development expenses in the Company’s consolidated statements of operations and comprehensive loss.

Share-based compensation

Share-based compensation

To reward the efforts of employees, directors, and certain consultants and to promote the growth of the Company, the Company’s Board of Directors has approved, prior to the Company’s conversion to an S.p.A., various share-based awards. All options have been awarded with an exercise price of €1 per quota and, when exercised, all options have been converted to Quota B. The options granted had the vesting condition that the individual must remain in his/her role at least one year or as otherwise specified for each person.

In May 2021, the Company’s quotaholders adopted the Company’s “Equity Incentive Plan 2021–2025” (“the Plan”); however, through December 31, 2021, no options or awards were granted and there were no outstanding options or awards. (See Note 13. Share-based compensation.)

In April 2022, the Company’s Board of Directors, as administrator of the Plan, awarded nonqualified stock options (“NSOs”) on 147,783 shares to its (former) Chairman according to the terms of a Sub-Plan called “2021-2025 Chairman Sub-Plan” (the “Sub-Plan”) attached to the Plan. (See Note 13. Share-based compensation.)

On July 21, 2022, the Company’s Board of Directors, as administrator of the Plan, awarded nonqualified stock options (“NSOs”) on 392,740 shares to certain of the Company’s directors and employees. (See Note 13. Share-based compensation.)

Currently, the Company has authorized options on 1,821,685 ordinary shares (i.e., 10% of the number of shares outstanding, which are currently 18,216,858 ordinary shares outstanding); however, at the quotaholders’ meeting held on May 20, 2021, the quotaholders approved an increase to the Plan of up to a maximum of options on 2,700,000 ordinary shares. Therefore, as the Company raises additional capital, the Board of Directors has authority to issue options on upto 2,700,000 ordinary shares, as the number of issued and outstanding ordinary shares increases, i.e., the Company does not have to obtain further authorization from shareholders to increase the number of ordinary shares available for equity grants until the outstanding ordinary shares exceed 27,000,000. The number of options granted at December 31, 2022 were 540,523 and the number of options available for grant were 1,281,162.

The Company measures its stock option awards granted to employees, officers, directors, and consultants in accordance with FASB ASC 718 Compensation – Stock Compensation under the Plan based on their fair value utilizing the Black-Scholes option pricing model and recognizes compensation expense for those awards over the requisite service period, which is normally the vesting period of the respective award. The fair value of the stock options is determined on the grant date and is affected by our stock price and other assumptions regarding a number of complex and subjective variables. These variables include our expected stock price volatility over the term of the awards, risk free interest rates, expected dividends, and the expected option exercise term. Forfeitures are accounted for as they occur. The Company classifies stock-based compensation expense in its Consolidated Statement of Operations and Comprehensive Loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company chose The Black-Scholes-Merton model because it is considered easier to apply and also it is a defined equation and incorporates only one set of inputs. As a result, it is the model most commonly in use.

Representative warrants

Representative warrants

The Company agreed to issue warrants to the underwriters of the IPO (“Warrants”) to purchase 23,502 ADSs. The Warrants are exercisable at a per share exercise price of $14.375 per ADS. The Warrants are exercisable at any time and from time to time, in whole or in part, during the four and one-half-year period commencing June 13, 2022.

The Warrants will provide for adjustment in the number and price of the Warrants and the ADSs underlying such Warrants in the event of recapitalization, merger, stock split or other structural transaction, or a future financing undertaken by the Company. The Warrants were evaluated under applicable guidance and accordingly classified as equity in the consolidated financial statements.

Non-current assets right of use (ROU)

Non-current assets right of use (ROU)

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases which resulted in the creation of Topic 842 (“ASC 842” or the “Standard”) which superseded the existing Leases guidance (“ASC 840”). Among the changes in the accounting standard is, most notably, that under ASC 842 most leases will be recognized on the balance sheet of the lessee.

Public companies were required to adopt ASC 842 for reporting periods beginning after December 15, 2018; however, as an emerging growth company (“EGC”), Genenta was not required to comply with new or revised accounting standards as of the effective dates for public business entities (“PBEs”) and was able to elect to take advantage of the extended transition provisions by using non-PBE (or private-company) adoption dates. Since Genenta is an EGC rather than a PBE, it falls under the “all other entities” category in the guidance, which states that ASC 842 is effective for all other entities for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. That being the case, the Company adopted the ASC 842 to account for the automobile lease agreement entered into in February 2022.

As state by ASC 842-10-25-2, a lessee shall classify a lease as a finance lease when the lease meets any of the provided criteria at lease commencement.

The Company concludes that the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with paragraph 842-10-30-5(f) exceeds substantially all of the fair value of the underlying asset. As consequence, the lease is identified as a finance lease.

At the commencement date, the Company measured the lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The net present value of the right-of-use asset at the commencement date included the following:

a.	the amount of the initial measurement of the lease liability while there were:
b.	no lease payments made to the lessor at or before the commencement date, and no lease incentives received;
c.	no significant initial direct costs incurred by the lessee.
d.	non lease components were accounted for separately from the lease.

After the commencement date for a finance lease, the Company measures both of the following:

a.	the lease liability by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The interest on the lease liability are determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements in paragraphs 842-10-35-1 through 35-5;

b.	the right-of-use asset at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements in paragraphs 842-10-35-1 through 35-5. At December 31, 2022 there were no reassessment requirements.

After the commencement date, the Company recognizes in the consolidated statements of operations and comprehensive loss:

a. the amortization of the right-of-use asset and interest on the lease liability

b. any impairment of the right-of-use asset determined in accordance with paragraph 842-20-35-9 if applicable.

Fixed Assets

Fixed Assets

Property and equipment are stated at cost, including any accessory and direct costs that are necessary to make the assets fit for use, and adjusted by the corresponding accumulated depreciation. The depreciation rates recorded in the consolidated financial statements have been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, on the basis of their estimated useful economic lives. The Company believes the above criteria to be represented by the following estimated useful lives:

●	Equipment & furniture: 15 years;

●	Electronic office equipment: 10 years;

●	Software and related implementation costs: 3 years; and,

●	Leasehold improvements: based on the shorter of the life of the leasehold improvement or the remaining term of the lease.

Ordinary maintenance costs are expensed to the consolidated statements of operations and comprehensive loss in the year in which they are incurred. Extraordinary maintenance costs, the purpose of which is to extend the useful economic life of the asset, to technologically upgrade it and/or to increase its productivity or safety for the purpose of economic productivity of the Company, are attributed to the asset to which they refer and depreciated on the basis of its estimated useful economic life. Amortization of leasehold improvements is computed using the straight-line method based upon the terms of the applicable lease or estimated useful life of the improvements, whichever is less.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with ASC Topic 360-10-20, “Property, Plant and Equipment,” the Company performs an impairment test whenever events or circumstances indicate that the carrying value of long- lived assets with finite lives may be impaired. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted pre-tax cash flows expected to result from the use of such assets and their ultimate disposition. In circumstances where impairment is determined to exist, the Company will write-down the asset to its fair value based on the present value of estimated cash flows. To date, no impairments have been identified for the periods ended December 31, 2022, and 2021.

Deferred offering costs

Deferred offering costs

Deferred public offering costs, which primarily consist of direct, incremental legal and accounting fees relating to fundraising activities (e.g., an IPO), were capitalized within prepaid expenses and other current assets prior to the IPO and netted or offset with the IPO proceeds upon closing of the IPO.

The Company incurred approximately €3.9 million in qualifying offering costs that have been recorded as an offset to IPO proceeds at December 31, 2021, approximately 156,000 of these costs were recognized as deferred offering costs at December 31, 2020.

For the year ended December 31, 2022, the Company did not incur offering costs.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In April 2012, the Jump-Start Our Business Startups Act (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company may elect to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than when public companies must adopt the standards. The Company has elected to take advantage of the extended transition period afforded by the JOBS Act and, as a result, unless the Company elects early adoption of any standards, will adopt the new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-public companies.

In December 2019, the FASB issued ASU 2019-12, Income Taxes: Simplifying the Accounting for Income Taxes. The new standard intended to simplify the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. For non-public entities, the standard is effective for annual periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires certain changes to primarily be made prospectively, with some changes to be made retrospectively. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance. The aim of ASU 2021-10 is to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Diversity currently exists in the recognition, measurement, presentation, and disclosure of government assistance received by business entities because of the lack of specific authoritative guidance in GAAP. The ASU will be effective for annual reporting periods after December 15, 2021, and early adoption is permitted. Upon implementation, the Company may use either a prospective or retrospective method of adoption when adopting the ASU. The Company is evaluating the impact of adopting the new ASU.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity and improves and amends the related EPS guidance for both Subtopics. The ASU will be effective for annual reporting periods after December 15, 2023 and interim periods within those annual periods and early adoption is permitted in fiscal periods ending after December 15, 2020. Upon implementation, the Company may use either a modified retrospective or full retrospective method of adoption. The Company is evaluating the impact of adopting the new ASU.